Consolidated Changes in Equity $ in Thousands		USD ($) shares		Total equity attributable to Company shareholders USD ($)		Capital stock USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive income, Total USD ($)		Cumulative translation adjustment account USD ($)	Reserve for cash flow hedges USD ($)		Deficit USD ($)		Non-controlling interest USD ($)
Beginning balance, equity at Dec. 31, 2016		$ 242,943		$ 236,536		$ 351,203	$ 29,585	$ (19,647)		$ (19,511)	$ (136)		$ (124,605)		$ 6,407
Beginning balance, equity (in shares) at Dec. 31, 2016 | shares						59,060,335
Transactions with owners
Exercise of stock options (Note 18)		$ 1,362		1,362		$ 1,362
Exercise of stock options (Note 18) (in shares) | shares		226,875				226,875
Change in excess tax benefit on exercised share-based awards (Note 5)		$ 0		0		$ 597	(597)
Change in excess tax benefit on outstanding share-based awards (Note 5)		(3,135)		(3,135)			(3,135)
Share-based compensation (Note 18)		(12,011)		(12,011)			(7,828)						(4,183)	[1]
Share-based compensation expense credited to capital on options exercised (Note 18)		0		0		495	(495)
Repurchases of common shares (Note 18)		(7,451)		(7,451)		$ (2,898)							(4,553)
Repurchases of common shares (Note 18) (in shares) | shares						(487,300)
Dividends on common shares (Note 18)		(33,030)		(33,030)									(33,030)
Increase (decrease) in transactions with owners		(54,265)		(54,265)		$ (444)	(12,055)						(41,766)
Increase (decrease) in transactions with owners (in shares) | shares						(260,425)
Net earnings (loss)		63,958		64,224									64,224		(266)
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 24)	[3]	1,608	[2]	1,608				1,608			1,608
Reclassification adjustments for amounts recognized in earnings related to interest rate swap agreements (Note 24)		0
Remeasurement of defined benefit liability (Note 20)	[5]	89	[4]	89									89
Deferred tax benefit (expense) due to enactment of US tax reform legislation (Note 5)		(598)		(598)				116			116		(714)
Change in cumulative translation adjustments		4,734		4,454				4,454		4,454					280
Net gain (loss) arising from hedge of a net investment in foreign operations (Note 24)	[6]	0
Other comprehensive (loss) income		5,833		5,553				6,178		4,454	1,724		(625)		280
Comprehensive income for the year		69,791		69,777				6,178		4,454	1,724		63,599		14
Derecognition of non-controlling interest put options arising from the Powerband	[7]	8,810		8,810									8,810
Recognition of the call option redemption liability related to Powerband (Note 24)		(12,725)		(12,725)									(12,725)
Non-controlling interest arising from investments	[8]	15													15
Capital transactions with non-controlling shareholders of Capstone (Note 19)	[9]	153													153
Ending balance, equity at Dec. 31, 2017		254,722		248,133		$ 350,759	17,530	(13,469)		(15,057)	1,588		(106,687)		6,589
Ending balance, equity (in shares) at Dec. 31, 2017 | shares						58,799,910
Transactions with owners
Exercise of stock options (Note 18)		$ 618		618		$ 618
Exercise of stock options (Note 18) (in shares) | shares		67,500				67,500
Change in excess tax benefit on exercised share-based awards (Note 5)		$ 0		0		$ 7	(7)
Change in excess tax benefit on outstanding share-based awards (Note 5)		(737)		(737)			(737)
Share-based compensation (Note 18)		(5)		(5)			467						(472)	[10]
Share-based compensation expense credited to capital on options exercised (Note 18)		0		0		179	(179)
Repurchases of common shares (Note 18)		$ (2,559)		(2,559)		$ (1,296)							(1,263)
Repurchases of common shares (Note 18) (in shares) | shares		(217,100)				(217,100)
Dividends on common shares (Note 18)		$ (32,943)		(32,943)									(32,943)
Increase (decrease) in transactions with owners		(35,626)		(35,626)		$ (492)	(456)						(34,678)
Increase (decrease) in transactions with owners (in shares) | shares						(149,600)
Net earnings (loss)		46,649		46,753									46,753		(104)
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 24)	[11]	1,433	[2]	1,433				1,433			1,433
Reclassification adjustments for amounts recognized in earnings related to interest rate swap agreements (Note 24)		(531)		(531)				(531)			(531)
Remeasurement of defined benefit liability (Note 20)	[12]	2,286	[4]	2,286									2,286
Change in cumulative translation adjustments		(153)		308				308		308					(461)
Net gain (loss) arising from hedge of a net investment in foreign operations (Note 24)		(9,421)	[6]	(9,421)				(9,421)		(9,421)
Other comprehensive (loss) income		(6,386)		(5,925)				(8,211)		(9,113)	902		2,286		(461)
Comprehensive income for the year		40,263		40,828				(8,211)		(9,113)	902		49,039		(565)
Non-controlling interest arising from investments	[13]	421													421
Capital transactions with non-controlling shareholders of Capstone (Note 19)		11,102													11,102
Recognition of non-controlling interest put options arising from the Capstone Acquisition (Note 24)		(10,888)		(10,888)									(10,888)
Derecognition of call option redemption liability related to Powerband (Note 24)		1,434		1,434									1,434
Acquisition of the non-controlling interest of Powerband (Note 24)		0		5,966									5,966		(5,966)
Ending balance, equity at Dec. 31, 2018		$ 261,428		249,847		$ 350,267	17,074	(21,680)		(24,170)	2,490		(95,814)		11,581
Ending balance, equity (in shares) at Dec. 31, 2018 | shares		58,650,310				58,650,310
Transactions with owners
Exercise of stock options (Note 18)		$ 3,278		3,278		$ 3,278
Exercise of stock options (Note 18) (in shares) | shares		359,375				359,375
Change in excess tax benefit on exercised share-based awards (Note 5)		$ 0		0		$ 38	(38)
Change in excess tax benefit on outstanding share-based awards (Note 5)		21		21			21
Share-based compensation (Note 18)		645		645			701						(56)	[14]
Share-based compensation expense credited to capital on options exercised (Note 18)		$ 0		0		976	(976)
Repurchases of common shares (Note 18) (in shares) | shares		0
Dividends on common shares (Note 18)		$ (33,834)		(33,834)									(33,834)
Increase (decrease) in transactions with owners		(29,890)		(29,890)		$ 4,292	(292)						(33,890)
Increase (decrease) in transactions with owners (in shares) | shares						359,375
Net earnings (loss)		41,224		41,216									41,216		8
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 24)		(3,057)	[2],[15]	(3,057)	[15]			(3,057)	[11]		(3,057)	[15]
Reclassification adjustments for amounts recognized in earnings related to interest rate swap agreements (Note 24)		(503)		(503)				(503)			(503)
Remeasurement of defined benefit liability (Note 20)	[16]	589	[4]	589									589
Change in cumulative translation adjustments		(7,798)		(7,697)				(7,697)		(7,697)					(101)
Net gain (loss) arising from hedge of a net investment in foreign operations (Note 24)	[17]	10,235	[6]	10,235				10,235		10,235
Other comprehensive (loss) income		(534)		(433)				(1,022)		2,538	(3,560)		589		(101)
Comprehensive income for the year		40,690		40,783				(1,022)		2,538	(3,560)		41,805		(93)
Ending balance, equity at Dec. 31, 2019		$ 272,228		$ 260,740		$ 354,559	$ 16,782	$ (22,702)		$ (21,632)	$ (1,070)		$ (87,899)		$ 11,488
Ending balance, equity (in shares) at Dec. 31, 2019 | shares		59,009,685				59,009,685

[1]	Presented net of income tax benefit of $1,620.
[2]	Presented net of deferred income tax (benefit) expense of ($359) in 2019, ($463) in 2018 and $750 in 2017.
[3]	Presented net of deferred income tax expense of $750.
[4]	Presented net of deferred income tax expense of $173 in 2019, $730 in 2018, and $213 in 2017.
[5]	Presented net of deferred income tax expense of $213.
[6]	Presented net of deferred income tax expense of $45 in 2019, nil in 2018 and 2017.
[7]	"Powerband" refers to the Company's subsidiary Powerband Industries Private Limited. On September 16, 2016 the Company acquired a 74% interest in Powerband. On November 16, 2018, the Company acquired the remaining 26% interest and as a result, owns all of the issued and outstanding common shares of Powerband after this transaction. Refer to Note 24 for additional information.
[8]	"Capstone" refers to the Company's purchase of 99.7% of the shares in Capstone Polyweave Private Limited on June 23, 2017. As of December 31, 2019, the Company held a 55% controlling ownership stake in Capstone. Refer to Note 19 for additional information.
[9]	On July 19, 2017, the non-controlling shareholders of Capstone acquired 99,000 additional shares of Capstone for a purchase price of approximately $153
[10]	Presented net of income tax benefit of $126.
[11]	Presented net of deferred income tax benefit of $463.
[12]	Presented net of deferred income tax expense of $730.
[13]	As part of the acquisition of Polyair Inter Pack Inc. (“Polyair”), on August 3, 2018, the Company indirectly obtained a controlling 50.1% interest in the Polyair subsidiary GPCP Inc. Refer to Note 19 for additional information.
[14]	Presented net of income tax benefit of $3.
[15]	Presented net of deferred income tax benefit of $359.
[16]	Presented net of deferred income tax expense of $173.
[17]	Presented net of deferred income tax expense of $45.